Note 6 - Revenues (Details Textual) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 03, 2014
Number of Suspended Saltwater Injection Wells		2			2
Revenue from Contract with Customer, Excluding Assessed Tax, Total		$ 70,383	$ 58,720
Accounts Receivable, Allowance for Credit Loss, Ending Balance		300	300
Contract with Customer, Asset, after Allowance for Credit Loss, Total		578	585	$ 602
Contract with Customer, Liability, Total		$ 3,400	$ 3,200
Sales Revenue, Net to External Customers [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage		13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers		1	0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage		8.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage		17.00%
Customer Advance Deposits [Member]
Contract with Customer, Liability, Total		$ 795	$ 674	$ 553
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total		$ 42,710	$ 40,371
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage		61.00%	69.00%
Accounts Receivable, after Allowance for Credit Loss, Total		$ 9,000	$ 7,900
Waste Management Services [Member] | Maximum [Member]
Contract Term (Year)		1 year
Waste Management Services [Member] | Sales Revenue, Net to External Customers [Member] | Customer Concentration Risk [Member]
Number of Major Customers	1
Waste Management Services [Member] | Sales Revenue, Net to External Customers [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage		13.00%
Waste Management Services [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage		8.00%
Waste Management Services [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of Major Customers		1
Waste Management Services [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk, Percentage		19.00%
Waste Management Services [Member] | Salt Water Injection Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total		$ 0	0
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total		$ 27,673	$ 18,349
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage		39.00%	31.00%
Number of Golf Courses		4
Accounts Receivable, after Allowance for Credit Loss, Total		$ 1,000	$ 800
Golf and Related Operations [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Membership Agreement, Term (Year)		1 year